Leases (Details) - Schedule of Operating Lease Related Assets and Liabilities	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2024 USD ($)
Schedule of Operating Lease Related Assets and Liabilities [Abstract]
Right of use assets	¥ 3,313,215	¥ 4,327,705		$ 455,914
Operating lease liabilities, current	2,425,135	2,009,034		333,710
Operating lease liabilities, noncurrent	1,044,068	2,273,154		$ 143,669
Total operating lease liabilities	3,469,203	4,282,188
Operating cash flows used in operating leases	¥ 1,999,242	¥ 2,144,171	¥ 2,686,731
Weighted average remaining lease term (years)	1 year 8 months 1 day	2 years 3 months	1 year 8 months 4 days	1 year 8 months 1 day
Weighted average discount rate	4.55%	4.75%	4.79%	4.55%